Business Combination - Summary of Impact of the transaction on the condensed consolidated statement of stockholder's equity (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 09, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Total reverse recapitalization impact on statement of equity		$ 326,736
Additional Paid-in Capital [Member]
Business Acquisition [Line Items]
Total reverse recapitalization impact on statement of equity		$ 281,993
Additional Paid-in Capital [Member] | Business Combination [Member] | Reverse Recapitalization Event [Member]
Business Acquisition [Line Items]
Conversion of senior notes and royalty obligation carrying value	$ 28,254,000
Conversion of Old Clarus convertible notes carrying value	103,267,000
Conversion of Series D redeemable convertible preferred stock carrying value	209,290,000
Assumption of warrant liabilities	(14,075,000)
Total reverse recapitalization impact on statement of equity	$ 326,736,000